SCHEDULE OF RIGHT OF USE ASSETS (Details) - Standard Waste Services L L C [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Operating lease	$ 322,037	$ 336,191
Finance lease	111,670	117,162
Total leased assets	$ 433,707	$ 453,353